Other disclosures - Forborne Loans (Details) - Credit risk - Forborne loan portfolio € in Millions	Jun. 30, 2020 EUR (€) contract	Dec. 31, 2019 EUR (€)
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 23,221	€ 23,430
Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,094)
Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,815,273
Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,286
With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,032,320
With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 22,029
Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	14,069
Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,502
Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	47
Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 23
Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	16
Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10
Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (48)
Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	744
Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 60
Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	522
Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 173
Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	43
Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	55
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,535)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	197,568
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,038
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	53,399
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,715
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7,249
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	769
Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (336)
Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	7,710
Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 185
Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,282
Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 700
Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	523
Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	17
Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,510)
Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,616,914
Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,165
Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	978,383
Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,131
Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,770
Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,678
Nonperforming | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,688)
Nonperforming | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,558,902
Nonperforming | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,079
Nonperforming | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	176,422
Nonperforming | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,478
Nonperforming | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,643
Nonperforming | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	551
Nonperforming | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Nonperforming | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	17
Nonperforming | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1
Nonperforming | Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	9
Nonperforming | Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3
Nonperforming | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3
Nonperforming | Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (45)
Nonperforming | Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	386
Nonperforming | Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 37
Nonperforming | Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	400
Nonperforming | Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 104
Nonperforming | Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	20
Nonperforming | Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	41
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,133)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	116,293
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,236
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	34,798
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,927
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,812
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	311
Nonperforming | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (322)
Nonperforming | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	4,977
Nonperforming | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 143
Nonperforming | Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	953
Nonperforming | Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 510
Nonperforming | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	290
Nonperforming | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8
Nonperforming | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,509)
Nonperforming | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,442,206
Nonperforming | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,805
Nonperforming | Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	141,215
Nonperforming | Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,444
Nonperforming | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,808
Nonperforming | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 199